Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020		Jun. 30, 2019
Basic earnings per share [abstract]
Profit for the year attributable to equity holders of the Company	£ 43,441	£ 21,410		£ 24,007
Weighted average number of shares outstanding (in shares)	55,220,298	53,423,575	[1]	50,116,979	[1]
Earnings per share - basic (in gbp per share)	£ 0.79	£ 0.40	[1]	£ 0.48	[1]
Diluted earnings per share [abstract]
Profit for the year attributable to equity holders of the Company	£ 43,441	£ 21,410		£ 24,007
Fair value movement of financial liabilities	0	0		0
Profit for the year attributable to equity holders of the Company including impact of fair value adjustment of contingent consideration	£ 43,441	£ 21,410		£ 24,007
Weighted average number of shares outstanding (in shares)	55,220,298	53,423,575	[1]	50,116,979	[1]
Diluted by: options in issue and contingent shares (in shares)	1,830,315	2,641,505		4,909,244
Weighted average number of shares outstanding (diluted) (in shares)	57,050,613	56,065,080	[1]	55,026,223	[1]
Earnings per share - diluted (in gbp per share)	£ 0.76	£ 0.38	[1]	£ 0.44	[1]

[1]	The presentation of the income statement has been changed to separately disclose the net impairment losses on financial assets on the face of the Consolidated Statement of Comprehensive Income (refer to Note 3C for details).